Expense Example - LVIP JPMorgan Retirement Income Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	74	310	565	1,295	99	388	699	1,580